Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share Options Outstanding and Exercisable

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2012	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2012	Exercise Price
	Years		$

300,000	9.32	75,002	1.80
6,250	6.60	6,250	10.16
6,250	7.25	4,167	10.20
12,500	6.60	8,332	11.08
15,222	0.50	15,222	12.00
8,600	3.00	8,600	20.00
2,464	1.42	2,464	24.00

351,286		120,037

Schedule of Share Option Activity
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$		$
Options outstanding at beginning of year	283,117	13.4	309,995	13.77	334,408	15.40

Changes during the year:
Granted	300,000	1.8	19,700	7.91	48,750	10.64
Exercised	-		-		-
Forfeited	(231,830)	13.40	(46,578)	13.69	(73,163)	19.20

Options outstanding at end of year	351,287		283,117		309,995

Options exercisable at year-end	120,037		245,504		260,829

Weighted-average fair value of options granted during the year*	1.13		4.76		6.68
*
The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2012 -70%; 2011 - 69%; risk-free interest rate: 2012 - 1.44%; 2011 - 2.21%, and expected life: 2012 - 6.5 years; 2011 - 6.5 years.

Schedule of Restricted Share Unit Activity
	Year ended December 31,
	2012	2011

RSUs outstanding at the beginning of the year	57,497	202,702
Changes during the year:
Granted *	788,714	68,342
Vested	(563,125)	(211,855)
Forfeited	(90,163)	(1,692)

RSUs outstanding at the end of the year	192,923	57,497

Weighted Average fair value at grant date	$2.57	$7.12

*
The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.